CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Allowance for credit loss	$ 861,117	$ 653,470	$ 382,731
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	23,437,500	23,437,500	22,000,000
Ordinary shares, outstanding (in shares)	23,437,500	23,437,500	22,000,000
Non-related party
Allowance for credit loss	$ 861,117	$ 653,470
Class A
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	470,000,000	470,000,000
Ordinary shares, issued (in shares)	22,260,175	22,260,175	20,822,675
Ordinary shares, outstanding (in shares)	22,260,175	22,260,175	20,822,675
Class B
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)	30,000,000	30,000,000
Ordinary shares, issued (in shares)	1,177,325	1,177,325
Ordinary shares, outstanding (in shares)	1,177,325	1,177,325